Goodwill And Other Intangible Assets (Schedule Of Intangible Assets) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013	Jun. 30, 2012
Intangible Assets [Line Items]
Amortized Intangibles, Weighted Average Life (years)	12 years	12 years	12 years	[1]
Amortized Intangibles, Gross Intangibles	$ 1,000	$ 997	$ 958	[1]
Amortized Intangibles, Accumulated Amortization	576	556	479	[1]
Amortized Intangibles, Net Intangibles	424	441	479	[1]
Gross Intangibles	1,352	1,349	1,310	[1]
Accumulated Amortization	576	556	479	[1]
Net Intangibles	776	793	831	[1]
Unamortized Intangibles, Gross Intangibles	352	352	352	[1]
Unamortized Intangibles, Net Intangibles	352	352	352	[1]
In-Process Research And Development [Member]
Intangible Assets [Line Items]
Unamortized Intangibles, Weighted Average Life (years)	Indefinite	Indefinite	Indefinite	[1]
Unamortized Intangibles, Gross Intangibles	45	45	45	[1]
Unamortized Intangibles, Net Intangibles	45	45	45	[1]
Trademarks And Patents [Member]
Intangible Assets [Line Items]
Amortized Intangibles, Weighted Average Life (years)	11 years	11 years	11 years	[1]
Amortized Intangibles, Gross Intangibles	88	88	86	[1]
Amortized Intangibles, Accumulated Amortization	49	47	41	[1]
Amortized Intangibles, Net Intangibles	39	41	45	[1]
Unamortized Intangibles, Weighted Average Life (years)	Indefinite	Indefinite	Indefinite	[1]
Unamortized Intangibles, Gross Intangibles	307	307	307	[1]
Unamortized Intangibles, Net Intangibles	307	307	307	[1]
Developed Technology [Member]
Intangible Assets [Line Items]
Amortized Intangibles, Weighted Average Life (years)	10 years	9 years	9 years	[1]
Amortized Intangibles, Gross Intangibles	370	368	353	[1]
Amortized Intangibles, Accumulated Amortization	211	200	154	[1]
Amortized Intangibles, Net Intangibles	159	168	199	[1]
Customer Relationships [Member]
Intangible Assets [Line Items]
Amortized Intangibles, Weighted Average Life (years)	16 years	16 years	16 years	[1]
Amortized Intangibles, Gross Intangibles	481	480	478	[1]
Amortized Intangibles, Accumulated Amortization	281	275	253	[1]
Amortized Intangibles, Net Intangibles	200	205	225	[1]
Other [Member]
Intangible Assets [Line Items]
Amortized Intangibles, Weighted Average Life (years)	7 years	7 years	8 years	[1]
Amortized Intangibles, Gross Intangibles	61	61	41	[1]
Amortized Intangibles, Accumulated Amortization	35	34	31	[1]
Amortized Intangibles, Net Intangibles	$ 26	$ 27	$ 10	[1]

[1]	Amounts have been adjusted for discontinued operations. See note 2 to the consolidated financial statements.